Income taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Income taxes	$ 107	$ 64	$ 0
Income tax relating to components of other comprehensive income	0
Unrecognised tax benefit	1,848	1,668	234
Deductible temporary differences for which no deferred tax asset is recognised	$ 9,816	$ 10,919	$ 3,557